Financial Risk Management - Summary of Interest Rate Value at Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
KB Securities Co., Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	₩ 88,676	₩ 38,694
Maximum net interest income from interest risk shock	387,027	419,121
KB Kookmin Card Co., Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	147,683	42,562
Maximum net interest income from interest risk shock	216,520	221,049
KB Capital Co.,Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	172,611	206,305
Maximum net interest income from interest risk shock	64,840	40,167
KB Savings Bank Co., Ltd.
Interest Rate Value At Risk [Line Items]
Maximum the economic value of equity from interest risk shock	15,125	14,855
Maximum net interest income from interest risk shock	₩ 568	₩ 156